401(k) Profit Sharing Plan (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Threshold age specified under 401(k) Profit Sharing Plan	21 years
Minimum service required for vested in contribution	6 years
Employer contributions	$ 127	$ 102	$ 103